UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    D. Gregory Parkinson
Address: 5068 W Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     972.931.4808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     August 10, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     100

Form13F Information Table Value Total:     $198,164 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 604059105      268     3700 SH       SOLE                     3700
AAG Pfd 7.25% PFD                                              318    12400 SH       SOLE                    12400
Abbott Laboratories         COM                 002824100      283     5774 SH       SOLE                     5774
Agilent Technologies        COM                 00846u101     1384    60128 SH       SOLE                    60128
AIM Gold Precious Metals F                                      72    20118 SH       SOLE                2     118
Altria Group                COM                 718154107      284     4391 SH       SOLE                     4391
American Express            COM                 025816109     3983    74820 SH       SOLE                    74820
Anheuser-Busch              COM                 035229103     4547    99380 SH       SOLE                    99380
Automatic Data Processing   COM                 053015103     1479    35244 SH       SOLE                    35244
B I S Y S Group             COM                 055472104      149    10000 SH       SOLE                    10000
Bank of New York            COM                 064057102      302    10480 SH       SOLE                    10480
Berkshire Hathaway Class B  COM                 084670207    39999    14370 SH       SOLE                    14370
Biomet Incorporated         COM                 090613100      250     7224 SH       SOLE                     7224
Boeing                      COM                 097023105     8304   125822 SH       SOLE                   125822
BP PLC ADR                  COM                 055622104     1129    18094 SH       SOLE                    18094
Bravo! Foods Intl           COM                 105666101       74    80000 SH       SOLE                    80000
Bristol-Myers Squibb        COM                 110122108     1543    61756 SH       SOLE                    61756
Burlington Resources        COM                 122014103      367     6650 SH       SOLE                     6650
Cadbury Schweppes Plc       COM                                286     7450 SH       SOLE                     7450
Caterpillar Inc             COM                 149123101      200     2100 SH       SOLE                     2100
Central Fund of Canada Cl A                     153501101     9798  1848650 SH       SOLE                  1848650
Chevron                     COM                 166764100     3106    55552 SH       SOLE                    55552
cisco Systems               COM                 17275R102      305    16002 SH       SOLE                    16002
Citigroup                   COM                 172967101      388     8400 SH       SOLE                     8400
CMKM Diamonds Inc           COM                 125809103        0  1000000 SH       SOLE                  1000000
Coca Cola                   COM                 191219104     3276    78463 SH       SOLE                    78463
Conoco Phillips             COM                 20825C104      205     3570 SH       SOLE                     3570
Cooper Industries Ltd       COM                 216669101      292     4572 SH       SOLE                     4572
Costco Wholesale            COM                 22160K105     2188    48920 SH       SOLE                    48920
csusaak99061                COM                                  0    44000 SH       SOLE                    44000
csusaak99062                COM                                  0    44000 SH       SOLE                    44000
csusaak99063                COM                                  0    44000 SH       SOLE                    44000
csusaak99064                COM                                  0    44000 SH       SOLE                    44000
csusaak99065                COM                                  0    44000 SH       SOLE                    44000
csusaak99066                COM                                  0    44000 SH       SOLE                    44000
csusaak99067                COM                                  0    44000 SH       SOLE                    44000
csusaak99068                COM                                  0    44000 SH       SOLE                    44000
csusaak99069                COM                                  0    44000 SH       SOLE                    44000
Dell Inc                    COM                 247025109      212     5375 SH       SOLE                     5375
Dow Chemical                COM                 260543103      478    10739 SH       SOLE                    10739
Duke Energy                 COM                 264399106      202     6800 SH       SOLE                     6800
E*Trade Group               COM                 269246104      261    18675 SH       SOLE                    18675
Electronic Data Systems     COM                 285661104     5547   288162 SH       SOLE                   288162
Express Scripts             COM                 302182100      220     4400 SH       SOLE                     4400
Exxon Mobil                 COM                 30231G102    12842   223464 SH       SOLE                   223464
Forest Labs                 COM                 345838106      443    11400 SH       SOLE                    11400
Gateway Inc                 COM                 367626108      791   239550 SH       SOLE                   239550
General Electric            COM                 369604103      845    24393 SH       SOLE                    24393
Gillette                    COM                 375766102     3509    69310 SH       SOLE                    69310
H & R Block                 COM                 093671105     4620    79170 SH       SOLE                    79170
Home Depot                  COM                 437076102    11695   300635 SH       SOLE                   300635
Honeywell Intl              COM                 438516106      339     9248 SH       SOLE                     9248
Hubbell Inc Cl B            COM                 443510201      404     9150 SH       SOLE                     9150
Int'l Business Machines     COM                 459200101      647     8716 SH       SOLE                     8716
Johnson & Johnson           COM                 478160104     1540    23692 SH       SOLE                    23692
Kimberly-Clark              COM                 494368103      272     4350 SH       SOLE                     4350
Lilly Eli & Company         COM                 532457108      543     9750 SH       SOLE                     9750
Lowe's Companies            COM                 548661107     1320    22680 SH       SOLE                    22680
Marsh & McLennan            COM                 571748102      203     7340 SH       SOLE                     7340
MBNA Corp                   COM                 55262L100      525    20074 SH       SOLE                    20074
McDermott Int'l             COM                 580037109      332    15800 SH       SOLE                    15800
McDonalds Corp              COM                 580135101     2283    82274 SH       SOLE                    82274
Merck & Co                  COM                 589331107    14461   469528 SH       SOLE                   469528
Moody's Corporation         COM                 615369105      561    12484 SH       SOLE                    12484
Morgan Stanley              COM                 617446448      210     4000 SH       SOLE                     4000
Motorola                    COM                 620076109     7529   412340 SH       SOLE                   412340
New Plan Excel Realty       COM                 648053106      283    10400 SH       SOLE                    10400
Northern Border Ptn LP      COM                 664785102      224     4550 SH       SOLE                     4550
Pepsico                     COM                 713448108     1864    34559 SH       SOLE                    34559
Performance Technologies    COM                 71376K102      177    32000 SH       SOLE                    32000
PetroChina ADR              COM                 71646E100     3158    43000 SH       SOLE                    43000
Pfizer Incorporated         COM                 717081103      546    19800 SH       SOLE                    19800
PNC Financial Services      COM                 693475105     2472    45400 SH       SOLE                    45400
Procter & Gamble            COM                 742718109      721    13667 SH       SOLE                    13667
Royce Total Return Fd                                          138    11101 SH       SOLE                1    1101
Schering CvPfd 6%                               806605606     3978    78025 SH       SOLE                    78025
Schering Plough Corp        COM                 806605101     8878   465771 SH       SOLE                   465771
Tellabs Inc                 COM                 879664100       98    11254 SH       SOLE                    11254
Texas Instruments           COM                 882508104      283    10076 SH       SOLE                    10076
Thomas & Betts              COM                 884315102      413    14610 SH       SOLE                    14610
TXU Corp                    COM                 873168108      537     6465 SH       SOLE                     6465
U S Bancorp                 COM                 902973304     3474   118978 SH       SOLE                   118978
United Technologies         COM                 913017109      288     5600 SH       SOLE                     5600
US Aircraft Stat Tr         COM                                  0    22681 SH       SOLE                    22681
US Aircraft Stat Tr         COM                                  0    22681 SH       SOLE                    22681
US Aircraft Stat Tr         COM                                  0    22681 SH       SOLE                    22681
US Aircraft Stat Tr         COM                                  0    22681 SH       SOLE                    22681
US Aircraft Stat Tr         COM                                  0    22681 SH       SOLE                    22681
US Aircraft Stat Tr         COM                                  0    22681 SH       SOLE                    22681
US Aircraft Stat Tr         COM                                  0    22681 SH       SOLE                    22681
US Aircraft Stat Tr         COM                                  0    22681 SH       SOLE                    22681
US Aircraft Stat Tr         COM                                  0    22681 SH       SOLE                    22681
USG Corp                    COM                 903293405     6251   147075 SH       SOLE                   147075
Wachovia Corp               COM                 929903102      741    14943 SH       SOLE                    14943
Wachovia DEPs               PFD                                  0    30400 SH       SOLE                    30400
Washington Mut Invs                                            202     6628 SH       SOLE                     6628
Weingarten Realty           COM                 948741103      289     7375 SH       SOLE                     7375
Wells Fargo & Co            COM                 949746101     4514    73295 SH       SOLE                    73295
Wireless Webconnect         COM                                  0    15000 SH       SOLE                    15000
YUM! Brands                 COM                 895953107     1022    19620 SH       SOLE                    19620